Property and Equipment, net	3 Months Ended
Mar. 31, 2020
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

Note 5 — Property and Equipment, net

Property and equipment consist of the following (in thousands):

	Estimated	As of
	Useful Life (In Years)	March 31, 2020	December 31, 2019
Computers and equipment	3	$5,720	$5,470
Machinery and automobiles	5	128	129
Furniture and fixtures	3	598	544
Software	2	507	407
Leasehold improvements	7	126	119
		7,079	6,669
Less: Accumulated depreciation and amortization		(4,080)	(3,784)
		2,999	2,885

Capitalized software development costs	2	2,744	2,478
Less: Accumulated amortization		(1,656)	(1,339)
		1,088	1,139
Property and equipment, net		$4,087	$4,024